Exhibit 99.9

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
300786222	Original Note Balance	747000.0	745000.0	Entered Value captured per Note. Tape Value source is unknown.
300786222	Original Loan to Value	0.6790	0.6898	Entered Value calculated using the Note amount and the Appraisal Value. Tape Value source is unknown.
300786222	Original Combined Loan to Value	0.6790	0.7993	Entered Value calculated using the loan amount + second mortgage loan amount and the appraisal value. Tape Value source is unknown.
300786222	Total Debt To Income Ratio	25.97	29.22	Tape Value source is unknown. Approved DTI 28.95%, variance is non-material.
300786222	Original P&I Payment	3807.16	3796.97	Entered Value captured per Note. Tape Value source is unknown.
300786222	Representative Credit Score	785.0	792.0	Entered Value captured from the updated credit report. Tape Value is from the earlier dated credit report.
300786222	Appraised Value	1100000.0	1080000.0	Entered Value captured from the Appraisal. Tape Value source is unknown.
300820230	Total Debt To Income Ratio	22.75	36.94	Approval DTI of 36.78% per 1008 / Review DTI of 36.94%, Non material variance. Source of tape value is unknown.
300761958	Original Interest Rate	4.3800	4.3750	Entered Value captured from the Note